Consolidated Balance Sheets (Annual) (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument, Unamortized Discount (Premium), Net	$ 34,856	$ 69,714	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares outstanding	157,191,418	140,186,096	132,565,226
Common stock, shares issued	157,191,418	140,186,096	132,565,226
Treasury stock, preferred shares		1	1
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	1	1	0
Preferred stock, shares outstanding	1	1	0
Preferred Stock, Value, Issued
Treasury stock, preferred shares			1